Stock-Based Compensation (Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 160	$ 71	$ 65
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	6	6	5
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	137	49	45
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 17	$ 16	$ 15